Acquisitions and Divestitures	3 Months Ended
Mar. 31, 2012
Acquisitions And Divestitures [Abstract]
Acquistitions and Divestitures
Note 2 - Acquisitions and Divestitures

Acquisitions - 2012

On March 30, 2012, the Company completed the acquisition of certain oil and natural gas properties located in the Hugoton Basin in Kansas from BP America Production Company ("BP").  The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date.  The Company paid approximately $1.17 billion in total consideration for these properties.  The transaction was financed primarily with proceeds from the March 2012 debt offering, as described below.

During the first quarter of 2012, the Company completed other smaller acquisitions of oil and natural gas properties located in its various operating regions.  The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition dates.  The Company, in the aggregate, paid approximately $63 million in total consideration for these properties.

These acquisitions were accounted for under the acquisition method of accounting.  Accordingly, the Company conducted assessments of net assets acquired and recognized amounts for identifiable assets acquired and liabilities assumed at their estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions were expensed as incurred.  The initial accounting for the business combinations is not complete and adjustments to provisional amounts, or recognition of additional assets acquired or liabilities assumed, may occur as more detailed analyses are completed and additional information is obtained about the facts and circumstances that existed as of the acquisition dates.

The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$7,358
Noncurrent	207,735
Oil and natural gas properties	1,042,672
Total assets acquired	$1,257,765

Liabilities:
Current liabilities	$9,764
Asset retirement obligations	18,469
Total liabilities assumed	$28,233

Net assets acquired	$1,229,532

Current assets include receivables and inventory and noncurrent assets include other property and equipment.  Current liabilities include payables, ad valorem taxes payable and environmental liabilities.

The fair value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and therefore represent Level 3 inputs.  The fair values of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount.  Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; (iv) estimated future cash flows; and (v) a market-based weighted average cost of capital rate.  These inputs require significant judgments and estimates by the Company's management at the time of the valuation and are the most sensitive and subject to change.

The revenues and expenses related to certain properties acquired from BP, Plains Exploration & Production Company ("Plains"), Panther Energy Company, LLC and Red Willow Mid-Continent, LLC (collectively referred to as "Panther"), SandRidge Exploration and Production, LLC ("SandRidge") and an affiliate of Concho Resources Inc. ("Concho") are included in the condensed consolidated results of operations of the Company as of March 30, 2012, December 15, 2011, June 1, 2011, April 1, 2011, and March 31, 2011, respectively.  The following unaudited pro forma financial information presents a summary of the Company's condensed consolidated results of operations for the three months ended March 31, 2012, and March 31, 2011, assuming the acquisition from BP had been completed as of January 1, 2011, and the acquisitions from Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired.  The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Three Months Ended March 31,
	2012	2011
	(in thousands, except per unit amounts)

Total revenues and other	$410,972	$(7,608)
Total operating expenses	$318,546	$246,692
Net loss	$(16,667)	$(435,800)

Net loss per unit:
Basic	$(0.09)	$(2.57)
Diluted	$(0.09)	$(2.57)

Acquisition - Subsequent Event

On April 3, 2012, the Company entered into a joint-venture agreement with an affiliate of Anadarko Petroleum Corporation ("Anadarko") whereby LINN Energy will participate as a partner in the CO2 enhanced oil recovery development of the Salt Creek field, located in the Powder River Basin of Wyoming.  Anadarko assigned LINN Energy 23% of its interest in the field in exchange for future funding of $400 million of Anadarko's development costs.  The initial accounting for the business combination is not complete pending detailed analyses of the facts and circumstances that existed as of the acquisition date.

Acquisition - Pending

On March 7, 2012, the Company entered into a definitive purchase and sale agreement to acquire certain oil and natural gas properties located in east Texas for a contract price of $175 million.  The Company anticipates the acquisition will close May 1, 2012, subject to closing conditions, and will be financed with borrowings under its Credit Facility, as defined in Note 6.

Acquisition - 2011

On March 31, 2011, the Company completed the acquisition of certain oil and natural gas properties in the Williston Basin from Concho.  The results of operations of these properties have been included in the condensed consolidated financial statements since the acquisition date.  The Company paid $194 million in cash and recorded a receivable from Concho of $2 million, resulting in total consideration for the acquisition of approximately $192 million.  The transaction was financed primarily with proceeds from the Company's March 2011 public offering of units, as described below.